Goldman Sachs Large Cap Growth Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.31%	18.43%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.49%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.54%	14.60%	15.87%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	9.68%	11.66%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.18%	9.69%	11.24%